Consolidated statements of operations - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenue
Passenger	[1]	R$ 13,077,743	R$ 10,633,488	R$ 9,564,041
Mileage Program, cargo and other		786,961	777,866	764,993
Total net revenue		13,864,704	11,411,354	10,329,034
Operating Costs and Expenses
Salaries, wages and benefits		(2,361,268)	(1,903,852)	(1,708,111)
Aircraft fuel		(4,047,344)	(3,867,673)	(2,887,737)
Aircraft rent			(1,112,837)	(939,744)
Landing fees		(759,774)	(743,362)	(664,170)
Aircraft, traffic and mileage servicing		(707,392)	(613,768)	(628,140)
Passenger service expenses		(578,744)	(474,117)	(437,045)
Sales and marketing		(670,392)	(581,977)	(590,814)
Maintenance, materials and repairs		(569,229)	(570,333)	(368,719)
Depreciation and amortization		(1,727,982)	(668,516)	(505,425)
Other income (expenses), net		(309,917)	524,656	(610,310)
Total operating costs and expenses		(11,732,042)	(10,011,779)	(9,340,215)
Equity pick up method		77	387	544
Income before financial results, exchange rate variation, net and income taxes		2,132,739	1,399,962	989,363
Financial results
Financial income		389,563	259,728	213,446
Financial expenses		(1,748,265)	(1,061,089)	(1,050,461)
Total financial results		(1,358,702)	(801,361)	(837,015)
Income before exchange rate variation, net and income taxes		774,037	598,601	152,348
Exchange rate variation, net		(385,092)	(1,081,197)	(81,744)
Income (loss) before income taxes		388,945	(482,596)	70,604
Income taxes
Current		(178,621)	(52,139)	(239,846)
Deferred		(30,986)	(244,989)	547,059
Total income (loss) taxes		(209,607)	(297,128)	307,213
Net income (loss) for the year		179,338	(779,724)	377,817
Net income (loss) attributable to:
Equity holders of the parent company		(117,273)	(1,085,393)	18,792
Non-controlling interest shareholders		R$ 296,611	R$ 305,669	R$ 359,025
Preferred Share [Member]
Basic loss per share
Basic earnings (loss) per share (in R$ per shares)		R$ (0.333)	R$ (3.115)	R$ 0.054
Diluted loss per share
Diluted earnings (loss) per share (in R$ per shares)		(0.333)	(3.115)	0.053
Common Share [Member]
Basic loss per share
Basic earnings (loss) per share (in R$ per shares)		(0.010)	(0.089)	0.002
Diluted loss per share
Diluted earnings (loss) per share (in R$ per shares)		R$ (0.010)	R$ (0.089)	R$ 0.002

[1]	Eliminations are related to transactions between GLA and Smiles Fidelidade.